Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Analysis of accounts receivable, net

	As of December 31,
	2010	2011
	RMB	RMB
Accounts receivable	248,965	175,711
Allowance for doubtful accounts	(5,790)	(9,348)
Accounts receivable, net	243,175	166,363

Summary of the movement of the Group's allowance for doubtful accounts

	2009	2010	2011
	RMB	RMB	RMB
Balance at the beginning of the year	251	2,136	5,790
Provision for doubtful accounts	1,885	5,136	3,572
Write-offs	—	(1,482)	(14)
Balance at the ending of the year	2,136	5,790	9,348

Schedule of estimated useful life and estimated residual value of property, plant and equipment

	Estimated useful life (Years)	Estimated residual value
Building	36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

Schedule of the depreciation recognized in the consolidated statement of operations

	2009	2010	2011
	RMB	RMB	RMB
Commission and fee under operating costs	3,441	5,607	6,776
Selling expense	1,030	2,092	1,937
General and administrative expenses	12,914	20,585	17,472
Net income (loss) from discontinued operations	1,406	2,268	1,185
Depreciation for the year	18,791	30,552	27,370

Schedule of net intangible assets

	Useful	As of December 31, 2010
	life (Years)	Cost	Accumulated amortization	Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	—	24,091
Trade name	9.4	8,140	(144)	—	7,996
Customer relationship	4.6 to 9.8	48,356	(14,987)	—	33,369
Non-compete agreement	3 to 14	83,191	(16,583)	(4,600)	62,008

	Useful	As of December 31, 2010
	life (Years)	Cost	Accumulated amortization	Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Agency agreement and licence	4.6 to 10	15,294	(2,654)	—	12,640
Software and system	5 to 10	5,740	(191)	—	5,549
		184,812	(34,559)	(4,600)	145,653

	Useful	As of December 31, 2011
	life (Years)	Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	(20,384)	3,707
Trade name	9.4 to 10	8,898	(1,051)	—	7,847
Customer relationship	4.6 to 9.8	54,706	(26,394)	(5,760)	22,552
Non-compete agreement	3 to 6.25	68,215	(23,941)	(34,692)	9,582
Agency agreement and licence	4.6 to 9.8	16,004	(5,457)	(581)	9,966
Software and system	5 to 10	5,740	(1,340)	—	4,400
		177,654	(58,183)	(61,417)	58,054